Document And Entity Information	Aug. 04, 2026
Document Information [Line Items]
Entity, Registrant Name	CHATHAM LODGING TRUST
Document, Type	8-K
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-34693
Entity, Tax Identification Number	27-1200777
Entity, Address, Address Line One	222 Lakeview Avenue
Entity, Address, Address Line Two	Suite 200
Entity, Address, City or Town	West Palm Beach
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	802-4477
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001476045
CommonSharesOfBeneficialInterest001ParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 par value
Trading Symbol	CLDT
Security Exchange Name	NYSE
SeriesACumulativeRedeemablePreferredShares6625 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	6.625% Series A Cumulative Redeemable Preferred Shares
Trading Symbol	CLDT-PA
Security Exchange Name	NYSE